Pension and Other Post Retirement Benefits (Tables)	12 Months Ended
Dec. 31, 2022
Retirement Benefits [Abstract]
Schedule of funded status of Company's plans' reconciled with amounts reported in the Consolidated Balance Sheets
The following table shows the funded status of the Company’s plans’ reconciled with amounts reported in the Consolidated Balance Sheets as of December 31, 2022 and 2021:

	Pension Benefits						Other Post- Retirement Benefits
	2022			2021			2022	2021
	Foreign	U.S.	Total	Foreign	U.S.	Total	U.S.	U.S.
Change in benefit obligation
Gross benefit obligation at beginning of year	$228,752	$103,420	$332,172	$247,675	$109,969	$357,644	$2,010	$3,234
Service cost	465	47	512	698	547	1,245	—	1
Interest cost	3,079	2,145	5,224	2,594	1,737	4,331	37	27
Employee contributions	20	—	20	71	—	71	—	—
Effect of plan amendments	303	—	303	—	—	—	(2)	(78)
Curtailment gain	207	—	207	—	—	—	—	—
Plan settlements	(1,726)	—	(1,726)	(541)	—	(541)	—	—
Benefits paid	(5,343)	(5,838)	(11,181)	(6,869)	(5,064)	(11,933)	(176)	(182)
Plan expenses and premiums paid	(66)	—	(66)	(74)	—	(74)	—	—
Transfer in of business acquisition	—	—	—	231	—	231	—	—
Actuarial (gain) loss	(77,244)	(20,688)	(97,932)	(4,160)	(3,769)	(7,929)	(263)	(992)
Translation differences and other	(17,893)	—	(17,893)	(10,873)	—	(10,873)	—	—
Gross benefit obligation at end of year	$130,554	$79,086	$209,640	$228,752	$103,420	$332,172	$1,606	$2,010

	Pension Benefits						Other Post- Retirement Benefits
	2022			2021			2022	2021
	Foreign	U.S.	Total	Foreign	U.S.	Total	U.S.	U.S.
Change in plan assets
Fair value of plan assets at beginning of year	$216,886	$77,680	$294,566	$228,789	$73,481	$302,270	$—	$—
Actual return on plan assets	(65,396)	(14,871)	(80,267)	915	7,201	8,116	—	—
Employer contributions	3,241	2,620	5,861	4,289	2,063	6,352	176	182
Employee contributions	20	—	20	71	—	71	—	—
Plan settlements	(1,726)	—	(1,726)	(541)	—	(541)	—	—
Benefits paid	(5,343)	(5,838)	(11,181)	(6,869)	(5,065)	(11,934)	(176)	(182)
Plan expenses and premiums paid	(66)	—	(66)	(74)	—	(74)	—	—
Translation differences	(17,672)	—	(17,672)	(9,694)	—	(9,694)	—	—
Fair value of plan assets at end of year	$129,944	$59,591	$189,535	$216,886	$77,680	$294,566	$—	$—
Net benefit obligation recognized	$(610)	$(19,495)	$(20,105)	$(11,866)	$(25,740)	$(37,606)	$(1,606)	$(2,010)

Amounts recognized in the balance sheet consist of:
Non-current assets	$8,639	$—	$8,639	$7,916	$—	$7,916	$—	$—
Current liabilities	(210)	(1,128)	(1,338)	(191)	(1,137)	(1,328)	(222)	(220)
Non-current liabilities	(9,039)	(18,367)	(27,406)	(19,591)	(24,603)	(44,194)	(1,384)	(1,790)
Net benefit obligation recognized	$(610)	$(19,495)	$(20,105)	$(11,866)	$(25,740)	$(37,606)	$(1,606)	$(2,010)
Amounts not yet reflected in net periodic benefit costs and included in accumulated other comprehensive loss:
Prior service (cost) credit	(333)	(36)	(369)	(22)	43	21	16	46
Accumulated (loss) gain	(10,387)	2,532	(7,855)	(19,163)	(9,763)	(28,926)	1,218	1,034

AOCI	(10,720)	2,496	(8,224)	(19,185)	(9,720)	(28,905)	1,234	1,080
Cumulative employer contributions in excess of or (below) net periodic benefit cost	10,110	(21,991)	(11,881)	7,319	(16,020)	(8,701)	(2,840)	(3,090)
Net benefit obligation recognized	$(610)	$(19,495)	$(20,105)	$(11,866)	$(25,740)	$(37,606)	$(1,606)	$(2,010)

Schedule of Information for pension plans with an accumulated benefit obligation in excess of plan assets
Information for pension plans with an accumulated benefit obligation in excess of plan assets:

	2022			2021
	Foreign	U.S.	Total	Foreign	U.S.	Total
Accumulated benefit obligation	5,983	79,086	85,069	128,268	103,420	231,688
Fair value of plan assets	1,842	59,591	61,433	119,181	77,680	196,861

Schedule of Benefit Obligations in Excess of Fair Value of Plan Assets
Information for pension plans with a projected benefit obligation in excess of plan assets:

	2022			2021
	Foreign	U.S.	Total	Foreign	U.S.	Total
Projected benefit obligation	$71,318	$79,086	$150,404	$138,963	$103,420	$242,383
Fair value of plan assets	61,805	59,591	121,396	119,181	77,680	196,861

Schedule of components of net periodic benefit costs - pension plans
Components of net periodic benefit costs – pension plans:

	2022			2021
	Foreign	U.S.	Total	Foreign	U.S.	Total
Service cost	$465	$47	$512	$698	$547	$1,245
Interest cost	3,079	2,145	5,224	2,594	1,737	4,331
Expected return on plan assets	(4,472)	(3,509)	(7,981)	(4,686)	(3,611)	(8,297)
Settlement loss (gain)	(71)	—	(71)	35	—	35
Curtailment charge	207	—	207	—	—	—
Actuarial loss amortization	658	323	981	996	2,252	3,248
Prior service cost (credit) amortization	3	7	10	3	7	10
Net periodic benefit (income) cost	$(131)	$(987)	$(1,118)	$(360)	$932	$572

	2020
	Foreign	U.S.	Total
Service cost	$4,340	$491	$4,831
Interest cost	3,416	2,923	6,339
Expected return on plan assets	(4,262)	(4,810)	(9,072)
Settlement (gain) loss	(88)	22,667	22,579
Curtailment charge	(1,155)	—	(1,155)
Actuarial loss amortization	886	2,110	2,996
Prior service credit amortization	(167)	—	(167)
Net periodic benefit cost	$2,970	$23,381	$26,351
Components of net periodic benefit costs – other postretirement plan:

	2022	2021	2020
Service cost	$—	$1	$5
Interest cost	37	27	77
Actuarial loss amortization	(79)	(82)	(5)
Prior service credit amortization	(32)	(31)	—
Net periodic benefit costs	$(74)	$(85)	$77

Schedule of other changes recognized in other comprehensive income - pension plans
Other changes recognized in other comprehensive income – pension plans:

	2022			2021
	Foreign	U.S.	Total	Foreign	U.S.	Total
Net (gain) loss arising during the period	$(7,008)	$(3,555)	$(10,563)	$(388)	$(448)	$(836)
Settlement loss	—	(323)	(323)	(83)	(2,252)	(2,335)
Prior service (cost) credit	303	(7)	296	—	(7)	(7)
Actuarial (loss) gain	(587)	1,247	660	(954)	(6,925)	(7,879)
Curtailment Recognition	(3)	—	(3)	(3)	—	(3)
Effect of exchange rates on amounts included in AOCI	(1,169)	—	(1,169)	(1,390)	—	(1,390)
Total recognized in other comprehensive (income) loss	(8,464)	(2,638)	(11,102)	(2,818)	(9,632)	(12,450)
Total recognized in net periodic benefit cost and other comprehensive (income) loss	$(8,595)	$(3,625)	$(12,220)	$(3,178)	$(8,700)	$(11,878)

	2020
	Foreign	U.S.	Total
Net (gain) loss arising during period	$(1,594)	$1,536	$(58)
Recognition of amortization in net periodic benefit cost
Settlement loss	(39)	(22,667)	(22,706)
Prior service credit	1,325	50	1,375
Actuarial (loss) gain	(758)	3,967	3,209
Curtailment Recognition	(3)	—	(3)
Effect of exchange rates on amounts included in AOCI	1,535	—	1,535
Total recognized in other comprehensive loss	466	(17,114)	(16,648)
Total recognized in net periodic benefit cost and other comprehensive loss	$3,436	$6,267	$9,703
Other changes recognized in other comprehensive income – other postretirement benefit plans:

	2022	2021	2020
Net (gain) loss arising during period	$(263)	$(992)	$(864)
Recognition of amortizations in net periodic benefit cost	(2)	(78)	—
Prior service credit	32	31	—
Actuarial gain amortization	79	82	5
Total recognized in other comprehensive (income) loss	(154)	(957)	(859)
Total recognized in net periodic benefit cost and other comprehensive (income) loss	$(228)	$(1,042)	$(782)

Schedule of Weighted-average assumptions used to determine benefit obligations
Weighted-average assumptions used to determine benefit obligations as of December 31, 2022 and 2021:

	Pension Benefits		Other Postretirement Benefits
	2022	2021	2022	2021
U.S. Plans:
Discount rate	5.21%	2.58%	5.14%	2.45%
Rate of compensation increase	N/A	N/A	N/A	N/A

Foreign Plans:
Discount rate	6.29%	1.71%	N/A	N/A
Rate of compensation increase	3.93%	2.21%	N/A	N/A
Weighted-average assumptions used to determine net periodic benefit costs for the years ended December 31, 2022, 2021 and 2020:

	Pension Benefits			Other Postretirement Benefits
	2022	2021	2020	2022	2021	2020
U.S. Plans:
Discount rate	2.67%	2.67%	3.11%	2.45%	1.90%	2.99%
Expected long-term return on plan assets	5.75%	5.75%	6.50%	N/A	N/A	N/A
Rate of compensation increase	N/A	6.00%	6.00%	N/A	N/A	N/A

Foreign Plans:
Discount rate	3.97%	1.38%	2.30%	N/A	N/A	N/A
Expected long-term return on plan assets	2.26%	2.06%	2.20%	N/A	N/A	N/A
Rate of compensation increase	3.21%	2.52%	2.79%	N/A	N/A	N/A

Schedule of Assumed health care cost trend rates
Assumed health care cost trend rates as of December 31, 2022, 2021 and 2020:

	2022	2021	2020
Health care cost trend rate for next year	5.60%	5.65%	5.70%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	4.00%	4.00%	4.50%
Year that the rate reaches the ultimate trend rate	2047	2046	2037

Schedule of company's pension plan target asset allocation and pension plan investments measured at fair value on a recurring basis
The Company’s pension plan target asset allocation and the weighted-average asset allocations as of December 31, 2022 and 2021 by asset category were as follows:

Asset Category	Target	2022	2021
U.S. Plans
Equity securities	32%	32%	46%
Debt securities	60%	60%	48%
Other	8%	8%	6%
Total	100%	100%	100%

Foreign Plans
Equity securities	15%	8%	36%
Debt securities	79%	79%	43%
Other	6%	13%	21%
Total	100%	100%	100%
As of December 31, 2022 and 2021, the U.S. and foreign plans’ investments measured at fair value on a recurring basis were as follows:

		Fair Value Measurements at December 31, 2022
	Total Fair Value	Using Fair Value Hierarchy
U.S. Pension Assets		Level 1	Level 2	Level 3
Pooled separate accounts	$54,596	$—	$54,596	$—
Real estate	4,995	—	—	4,995
Subtotal U.S. pension plan assets in fair value hierarchy	$59,591	$—	$54,596	$4,995
Total U.S. pension plan assets	$59,591

Foreign Pension Assets
Cash and cash equivalents	$4,923	$4,923	$—	$—
Insurance contract	59,963	—	—	59,963
Diversified equity securities - registered investment companies	5,211	—	5,211	—
Fixed income – foreign registered investment companies	54,098	—	54,098	—
Real estate	3,907	—	—	3,907
Sub-total of foreign pension assets in fair value hierarchy	$128,102	$4,923	$59,309	$63,870
Commingled funds measured at NAV	1,842
Total foreign pension assets	$129,944

Total pension assets in fair value hierarchy	$187,693	$4,923	$113,905	$68,865
Total pension assets measured at NAV	1,842
Total pension assets	$189,535

		Fair Value Measurements at December 31, 2021
	Total Fair Value	Using Fair Value Hierarchy
U.S. Pension Assets		Level 1	Level 2	Level 3
Pooled separate accounts	$72,721	$—	$72,721	$—
Real estate	4,959	—	—	4,959
Subtotal U.S. pension plan assets in fair value hierarchy	$77,680	$—	$72,721	$4,959
Total U.S. pension plan assets	$77,680

Foreign Pension Assets
Cash and cash equivalents	$1,989	$1,989	$—	$—
Insurance contract	99,527	—	—	99,527
Diversified equity securities - registered investment companies	10,999	—	10,999	—
Fixed income – foreign registered investment companies	3,593	—	3,593	—
Fixed income government securities	35,339	—	35,339	—
Real estate	6,588	—	—	6,588
Other - alternative investments	6,979	—	—	6,979
Sub-total of foreign pension assets in fair value hierarchy	$165,014	$1,989	$49,931	$113,094
Commingled funds measured at NAV	2,300
Diversified investment fund - registered investment companies measured at NAV	49,572
Total foreign pension assets	$216,886

Total pension assets in fair value hierarchy	$242,694	$1,989	$122,652	$118,053
Total pension assets measured at NAV	51,872
Total pension assets	$294,566

Schedule of changes in the fair value of the plans' Level 3 investments
Changes in the fair value of the plans’ Level 3 investments during the years ended December 31, 2022 and 2021 were as follows:

	Insurance Contract	Real Estate	Alternative Investments	Total
Balance as of December 31, 2020	$112,920	$9,775	$10,638	$133,333
Purchases	1,722	(78)	(334)	1,310
Settlements	(1,812)	—	—	(1,812)
Unrealized (losses) gains	(5,031)	1,926	(3,282)	(6,387)
Currency translation adjustment	(8,272)	(76)	(43)	(8,391)
Balance as of December 31, 2021	99,527	11,547	6,979	118,053
Purchases	(1,136)	(122)	(6,979)	(8,237)
Unrealized losses	(32,305)	(1,842)	—	(34,147)
Currency translation adjustment	(6,123)	(681)	—	(6,804)
Balance as of December 31, 2022	$59,963	$8,902	$—	$68,865

Schedule of Expected Benefit Payments
Excluding any impact related to the PPA noted above, the following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

	Pension Benefits			Other Post- Retirement Benefits
	Foreign	U.S.	Total
2023	$6,097	$6,868	$12,965	$222
2024	5,935	6,290	12,225	203
2025	6,423	6,271	12,694	190
2026	7,117	6,272	13,389	174
2027	6,844	6,254	13,098	151
2028 to 2032	41,304	29,868	71,172	597